Income and other taxes - Change in deferred income tax liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Net
Net, beginning of period	$ (114,536)	$ (75,868)
Deferred income tax recovery included in net income	7,719	5,340
Deferred income tax recovery (expense) included in other comprehensive income	(72,440)	(42,919)
Other	(1,386)	(1,089)
Net, end of period	(180,643)	(114,536)
Deferred tax assets
Deferred tax assets, beginning of period	98,169	137,524
Deferred income tax recovery included in net income	22,578	(592)
Deferred income tax recovery (expense) included in other comprehensive income	(74,394)	(38,763)
Other	0	0
Deferred tax assets, end of period	46,353	98,169
Deferred tax liabilities
Deferred tax liabilities, beginning of period	(212,705)	(213,392)
Deferred income tax recovery included in net income	(14,859)	5,932
Deferred income tax recovery (expense) included in other comprehensive income	1,954	(4,156)
Other	(1,386)	(1,089)
Deferred tax liabilities, end of period	$ (226,996)	$ (212,705)